Schedule III - Real Estate and Accumulated Depreciation - Rollforward (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of total real estate carrying value
Balance, beginning of year	$ 11,198,897	$ 11,236,730	$ 13,346,817	$ 13,178,994
Balance, beginning of year		12,725,295	13,346,817	13,178,994
Acquisitions	39,920	386,842	623,781	584,366
Improvements	2,532	130,787	197,599	102,933
Other	0	29,078	11,294	8,716
Provision for impairment of real estate	0	(17,853)	(24,433)	(21,862)
Other	(3,859)	0	(137,144)	(176,008)
Cost of real estate sold	(760)	(75,155)	(416,600)	(330,322)
Reclasses to held for sale	0	0	(8,356)	0
Balance, end of year	11,236,730	13,178,994	13,592,958	13,346,817
Balance, end of year	12,725,295	13,178,994		13,346,817
Reconciliation of accumulated depreciation for the years ended:
Balance, beginning of year	(1,410,829)	(1,438,138)	(984,685)	(479,243)
Depreciation expense	(27,482)	(482,246)	(535,793)	(533,299)
Accumulated depreciation associated with real estate sold	173	3,003	39,131	15,779
Other	0	0	20,255	12,078
Reclasses to held for sale		0	(112)	0
Balance, end of year	$ (1,438,138)	$ (479,243)	$ (1,460,980)	$ (984,685)
Buildings | Minimum
Reconciliation of accumulated depreciation for the years ended:
Estimated useful life			20 years
Buildings | Maximum
Reconciliation of accumulated depreciation for the years ended:
Estimated useful life			40 years
Land improvements | Minimum
Reconciliation of accumulated depreciation for the years ended:
Estimated useful life			10 years
Land improvements | Maximum
Reconciliation of accumulated depreciation for the years ended:
Estimated useful life			15 years